SCHEDULE OF MATURITIES OF OUTSTANDING DEBT (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Remainder of 2025	$ 5,440
2026	6,011
2027	5,531
2028	4,713
2029	2,427
Thereafter	4,800
Total outstanding debt	$ 28,922	$ 17,751